INVESTMENT IN JOINT VENTURES	12 Months Ended
Dec. 31, 2024
INVESTMENT IN JOINT VENTURES
INVESTMENT IN JOINT VENTURES
10. INVESTMENT IN JOINT VENTURES

Accounting policy:

A joint venture is an agreement whereby the parties that have joint control of the agreement have rights to the net assets of the agreement.

The Company has an investment in a joint venture shown in the statement of financial position as the share of net assets under the equity method of accounting, less any impairment losses. If applicable, adjustments are made to align any different accounting policies that may exist. The Company’s share of the results and shareholder’s equity of the joint venture is included in the statement of profit or loss and other comprehensive income statement of changes in equity, respectively. Unrealized gains and losses resulting from transactions between the Company and its joint venture are eliminated to the extent of the Company’s investment in the joint venture, except where unrealized losses provide evidence of an impairment of the transferred asset. Goodwill arising from the acquisition of joint venture is included as part of the Company’s investment in the joint venture and, when necessary, the carrying amount of the investment (including goodwill) is tested for impairment as a single asset by comparing its recoverable amount (whichever is higher between the value in use and fair value less costs of disposal) with its carrying amount.

The investment in joint venture is considered as non-current assets and are shown at cost less any impairment losses.

When an investment in a joint venture is classified as held for sale, it is accounted for in accordance with IFRS 5.

The movements in investment in jointly controlled entities in the parent company were as follows:

	Raízen S.A.	Terminal Alvorada S.A	Radar Gestão de Invest. S.A.	Total
Shares issued by the joint venture	10,352,509,484	100,197,076	24,800,000
Shares held by Cosan	4,557,597,117	50,098,538	12,400,000
Cosan ownership interest	5.01%	50.00%	50.00%
Percentage of indirect interest (Cosan Nove)	25.86%	—	—
Total (i)	30.87%	50.00%	50.00%
Balance as of January 1, 2023	11,221,356	—	—	11,221,356
Interest in earnings of joint ventures	1,694,679	1,266	—	1,695,945
Asset and liability valuation adjustment	(7,428)	—	—	(7,428)
Capital increase	—	47,300	—	47,300
Dividends	(1,214,731)	—	—	(1,214,731)
Balance as of December 31, 2023	11,693,876	48,566	—	11,742,442
Interest in earnings of joint ventures	(1,218,804)	(7,445)	(3,731)	(1,229,980)
Asset and liability valuation adjustments	139,892	—	—	139,892
Capital increase (ii)	—	—	12,337	12,337
Dividends	(119,647)	—	—	(119,647)
Balance as of December 31, 2024	10,495,317	41,121	8,606	10,545,044

Raízen S.A

(i)	The Company's total interest in Raízen S.A. is made up of 5.01% direct interest and 39.09% indirect interest through Cosan Nove. The disclosed percentage of 25.86% refers to the economic benefit calculated by the result of Cosan S.A.'s participation in its subsidiary Cosan Nove of 66.16% multiplied by the interest of 39.09%. For the Company's consolidated information, direct and indirect interests are added together and the impact relating to the interest of non-controlling shareholders in Cosan Nove is shown in the result line attributed to non-controlling shareholders.

The joint venture’s statement of financial position and profit or loss are disclosed in the explanatory note 4 - Information by segment.

As of December 31, 2024, the Company was in compliance with the covenants of the agreement governing the joint venture.

Radar Gestão de Investimentos S.A.

(ii)	Throughout the year of 2024, the Company contributed R$12,337 for the formation of the Radar Gestão de Invest join venture. S.A. with Nuveen Natural Capital Latam Gestora de Ativos Ltda, whose objective is the management and administration of real estate property in the Radar segment.